Earnings per share	12 Months Ended
Mar. 29, 2020
Earnings per share [abstract]
Earnings per share
Earnings per share
The following table presents details for the calculation of basic and diluted earnings per share:

	Year ended
	March 29, 2020	March 31, 2019	March 31, 2018
	$	$	$
Net income	151.7	143.6	96.1
Weighted average number of multiple and subordinate voting shares outstanding	109,892,031	109,422,574	107,250,039
Weighted average number of shares on exercise of stock options and RSUs	1,276,757	2,345,010	4,269,199
Diluted weighted average number of multiple and subordinate voting shares outstanding	111,168,788	111,767,584	111,519,238
Earnings per share
Basic	$1.38	$1.31	$0.90
Diluted	$1.36	$1.28	$0.86